Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

9. EQUITY

Ordinary Shares

On August 15, 2025, the Company’s shareholders approved an increase of the share capital to US$1,110,000, divided into: (i) 1,000,000,000 class A ordinary shares of par value US$0.001 each, (ii) 50,000,000 class B ordinary shares of par value US$0.001 each, (iii) 50,000,000 class C ordinary shares of par value US$0.001 each, and (iv) 10,000,000 preferred shares of par value US$0.001 each, by an addition of 900,000,000 class A ordinary shares of par value US$0.001 each, and 40,000,000 class B ordinary shares of par value US$0.001 each, and the creation of a new share class comprising of 50,000,000 class C ordinary shares of par value US$0.001 each.

On September 2, 2025, Mr. Yucheng Hu, Chairman of the Board of Directors and a shareholder of the Company, submitted a notice of conversion pursuant to the Company’s Third Amended and Restated Memorandum and Articles of Association (“MAA”), requesting to convert 3,123,723 Class B ordinary shares, par value $0.001 per share (“Class B Shares”), into 3,123,723 Class C ordinary shares, par value $0.001 per share (“Class C Shares”) (the “Conversion”). Each Class B Share is convertible into one (1) Class A ordinary share, par value $0.001 (“Class A Share”), or one (1) Class C Share, at the option of the holder. Each Class C Share is convertible into one (1) Class A Share at the option of the holder. Each Class A Share shall be entitled to one (1) vote, each Class B Share shall be entitled to one hundred (100) votes, and each Class C Share shall be entitled to fifty (50) votes. On September 3, 2025, Mr. Hu entered into a share transfer agreement, pursuant to which he agreed to transfer 2,290,390 Class C Shares to Mr. Yaman Demir, a director of the Company, at par value and as permitted under the MAA (the “Transfer”). The Conversion and the Transfer closed on September 22, 2025.

On September 1, 2026, the Company’s shareholders approved a proposal, as an ordinary resolution, that (a) all the Company’s class A ordinary shares, class B ordinary shares and class C ordinary shares of par value USD0.001 each, whether issued or unissued (collectively, the “Shares”), be consolidated at a ratio of twenty (20) Shares into one (1) Share of par value USD0.02, with the consolidated Shares having the same rights and being subject to the same restrictions (other than the change in par value) as the existing Shares of the relevant class under the Company’s then-existing memorandum and articles of association (the “Share Consolidation”); (b) the Company’s authorized share capital be altered from USD1,110,000 divided into 1,000,000,000 class A ordinary shares of par value USD0.001 each, 50,000,000 class B ordinary shares of par value USD0.001 each, 50,000,000 class C ordinary shares of par value USD0.001 each, and 10,000,000 preferred shares of par value USD0.001 each to USD1,110,000 divided into 50,000,000 class A ordinary shares of par value USD0.02 each, 2,500,000 class B ordinary shares of par value USD0.02 each, 2,500,000 class C ordinary shares of par value USD0.02 each, and 10,000,000 preferred shares of par value USD0.001 each as a result of the Share Consolidation; (c) no fractional Shares be issued in connection with the Share Consolidation and, in the event that a shareholder would otherwise be entitled to receive a fractional Share upon the Share Consolidation, the total number of Shares to be received by such shareholder be rounded up to the next whole Share; (d) the Share Consolidation shall take effect from September 15, 2026; and (e) any one director or officer of the Company be and is hereby authorized, for and on behalf of the Company, to do all such other acts or things necessary or desirable to implement, carry out and give effect to the Share Consolidation, if and when deemed advisable by the Board in its sole discretion.

On September 15, 2026, the Company, at the authorization of the Board of Directors, effected a share consolidation at a ratio of 1 post-split ordinary share for every 20 pre-split ordinary shares (the “2026 Share Consolidation”). At the effective time of the Share Consolidation, the authorized share capital of the Company was amended from USD1,110,000 divided into 1,000,000,000 class A ordinary shares of par value USD0.001 each, 50,000,000 class B ordinary shares of par value USD0.001 each, 50,000,000 class C ordinary shares of par value USD0.001 each, and 10,000,000 preferred shares of par value USD0.001 each to USD1,110,000 divided into 50,000,000 class A ordinary shares of par value USD0.02 each, 2,500,000 class B ordinary shares of par value USD0.02 each, 2,500,000 class C ordinary shares of par value USD0.02 each, and 10,000,000 preferred shares of par value USD0.001.

Share and per-share data for all periods presented in the financial statements have been retroactively adjusted for the 2026 Share Consolidation.

On February 18, 2025, the Company entered into an At The Market Offering Agreement (the “Agreement”) with H.C. Wainwright & Co., LLC (the “Manager”) pursuant to which the Company may offer and sell, from time to time, through the Manager, Class A Ordinary Shares, par value $0.001 per share (the “Shares”), having an aggregate offering price of up to $20,000,000. For the year ended December 31, 2025, the Company sold 104,464 shares of Class A Ordinary Share (after giving effect to 2026 Share Consolidation on September 15, 2026) and raised net proceeds of $2,821,100. On March 10, 2025, the Company sold 290 shares of Class A Ordinary Share (after giving effect to 2026 Share Consolidation on September 15, 2026) to the Manager as reimbursement for Manager’s counsel’s fees in connection with each due diligence update session.

On July 24, 2025, the Company signed a Securities Purchase Agreement (the “Agreement”) with certain accredited investors (collectively, the “Investors”), pursuant to which the Investors, severally and not jointly, agreed, subject to certain terms and conditions of the Agreement, to purchase an aggregate of 800,000 Class A ordinary shares, par value $0.02 (after giving effect to 2026 Share Consolidation on September 15, 2026), for an aggregate purchase price of $16,000,000, or $20.00 per Class A Share (after giving effect to 2026 Share Consolidation on September 15, 2026). The Offering closed on the same day. In connection with preparation of the Offering, on July 17, 2025, the Company entered into a Finder’s Agreement with Web3 Capital Limited, a company formed under the laws of Cayman Islands (the “Finder”). The Company has agreed to a fee, to be paid in Class A Shares, equal to 5% of the Class A Shares subscribed by the investors introduced by the Finder. Upon the closing of the Offering, the Company issued 39,250 Class A Shares (after giving effect to 2026 Share Consolidation on September 15, 2026) to the Finder under the Finder’s Agreement.

In addition, pursuant to a prior engagement letter with H.C. Wainwright & Co. (“Wainwright”), the Company agreed to pay Wainwright a cash fee equal to 3% of the aggregate gross proceeds raised in the Offering that is in excess of $5,000,000. Wainwright acted as financial advisor to the Company and has not been engaged in the solicitation or distribution of the Offering.

For the six months ended June 30, 2026, the Company issued 4,546 restricted stock units (after giving effect to 2026 Share Consolidation on September 15, 2026) to the Company’s consultants which were immediately vested upon issuance. For the six months ended June 30, 2026, the Company recognized share-based compensation expenses of $66,800.

For the six months ended June 30, 2026, the Company also issued 19,268 restricted stock units (after giving effect to 2026 Share Consolidation on September 15, 2026) to the Company’s management and staff under the Amended and Restated 2021 Equity Incentive Plan, all of which have vested. For the six months ended June 30, 2026, the Company recognized share-based compensation expenses of $292,300. In addition, there were 1,544 restricted stock units, which were issued to management, deposited in an escrow account and not outstanding as of June 30, 2026.

For the six months ended June 30, 2025, the Company also issued 9,130 restricted stock units (after giving effect to 2026 Share Consolidation on September 15, 2026) to the Company’s management and staff under the Amended and Restated 2021 Equity Incentive Plan, all of which have vested. For the six months ended June 30, 2025, the Company recognized share-based compensation expenses of $161,700.

As of June 30, 2026, the Company issued 3,121,702 shares of Class A Ordinary Shares, 140,499 shares of Class B Ordinary Shares, and 156,186 shares of Class C Ordinary Shares. As of June 30, 2026, the Company had 3,120,158 shares of Class A Ordinary Shares, 140,499 shares of Class B Ordinary Shares, and 156,186 shares of Class C Ordinary Shares outstanding.

As of December 31, 2025, the Company had 3,096,344 shares of Class A Ordinary Shares, 140,499 shares of Class B Ordinary Shares, and 156,186 shares of Class C Ordinary Shares issued and outstanding.

Warrants

In connection with the private placement closed on January 17, 2024, the Company issued 124,500 warrants (after giving effect to 2026 Share Consolidation on September 15, 2026) to certain investors. Each warrant entitles the holder to purchase one share of common stock at an exercise price of $30 per share (after giving effect to 2026 Share Consolidation on September 15, 2026) at any time for a period of up to five (5) years starting six (6) months from the issuance date at which time the warrants will expire. No fractional shares of warrants will be issued in connection with any exercise. The number of warrants and the price of warrant may be subject to adjustment in the event of (i) recapitalization, reorganization, reclassification, consolidation, merger or sale, or (ii) stock dividends, subdivisions and combinations. As the warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. On January 17, 2024, the relative fair value of the warrants was $1,867,400, calculated using the Black-Scholes pricing model with the following assumptions (per-share prices are presented on a pre-consolidation basis):

As of January 17, 2024
Risk-free rate of return	4.02%
Estimated volatility rate	99.86%
Dividend yield	0%
Spot price of underlying ordinary share	$2.8
Exercise price	$1.5
Relative fair value of warrant	$1,867,400

In connection with the private placement closed on August 5, 2024, the Company issued (i) Series A common stock warrants to purchase an aggregate of 34,090 shares of ordinary shares (after giving effect to 2026 Share Consolidation on September 15, 2026) at an exercise price of $44.0 per share (after giving effect to 2026 Share Consolidation on September 15, 2026); and (ii) Series B common stock warrants to purchase an aggregate of 34,090 shares of ordinary shares (after giving effect to 2026 Share Consolidation on September 15, 2026) at an exercise price of $44 per share (after giving effect to 2026 Share Consolidation on September 15, 2026). The Series A common stock warrants will expire twenty-four months following the issuance date and the Series B common stock warrants will expire five and one-half years following the issuance date. No fractional shares of warrants will be issued in connection with any exercise. The number of both series of warrants and the price of warrants may be subject to adjustment in the event of (i) recapitalization, reorganization, reclassification, consolidation, merger or sale, or (ii) stock dividends, subdivisions and combinations. As both series of warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. On August 5, 2024, the relative fair value of the Series A common stock warrants and Series B common stock warrants were $26,700 and $88,800, respectively, calculated using the Black-Scholes pricing model with the following assumptions (per-share prices are presented on a pre-consolidation basis):

	August 5, 2024
	Series A Warrants	Series B Warrants
Risk-free rate of return	3.89%	3.62%
Estimated volatility rate	136.12%	166.01%
Dividend yield	0%	0%
Spot price of underlying ordinary share	$2.07	$2.07
Exercise price	$2.20	$2.20

As of June 30, 2026 and December 31, 2025, the Company had outstanding warrants to purchase up to 192,680 Class A Ordinary Shares (after giving effect to 2026 Share Consolidation on September 15, 2026).